Financial instruments with off-balance sheet credit risk (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Bank's Financial Instruments With Off-Balance Sheet Credit Risk [Table Text Block]
The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

	December 31,
	2014	2013
Confirmed letters of credit	89,752	221,963
Stand-by letters of credit and guaranteed – Commercial risk	137,817	137,285
Credit commitments	158,549	121,175
	386,118	480,423

Remaining Maturity Profile Of Bank's Outstanding Financial Instruments With Off-Balance Sheet Credit Risk [Table Text Block]
As of Decembet 31, 2014, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

Maturities	Amount
Within 1 year	292,720
From 1 to 2 years	41,269
From 2 to 5 years	51,551
More than 5 years	578
386,118

Disclosure Related To Off Balance Sheet Exposure By Country Risk [Table Text Block]
As of December 31, 2014 and 2013 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

	December 31,
	2014	2013
Country:
Argentina	-	295
Bolivia	-	80
Brazil	19,698	22,567
Chile	27,802	-
Colombia	53,874	38,545
Costa Rica	-	897
Dominican Republic	14,806	108
Ecuador	86,436	153,072
El Salvador	25	25
Guatemala	37,988	43,548
Honduras	412	412
Jamaica	415	338
Mexico	64,324	20,969
Netherlands	-	17,833
Panama	20,675	96,943
Paraguay	418	2
Peru	16,225	41,063
Switzerland	1,000	1,000
United Kingdom	-	70
Uruguay	40,946	40,946
Venezuela	1,074	1,710
	386,118	480,423